NUVEEN INTERMEDIATE DURATION MUNICIPAL BOND FUND

NUVEEN LIMITED TERM MUNICIPAL BOND FUND

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE PROSPECTUS DATED AUGUST 3, 2020

1.	Stephen J. Candido has been named a portfolio manager of Nuveen Intermediate Duration Municipal Bond Fund. Paul L. Brennan will continue to serve as portfolio manager for the Fund.

Stephen J. Candido, CFA, Managing Director and Portfolio Manager, entered the financial services industry in 1996 and became a portfolio manager in 2016. Previously, he served as Vice President and Senior Research Analyst at Nuveen Asset Management, specializing in high yield sectors including land secured credits, project finance and housing.

2.	Christopher L. Drahn has been named a portfolio manager of Nuveen Limited Term Municipal Bond Fund. Paul L. Brennan will continue to serve as portfolio manager for the Fund.

3.	Paul L. Brennan has been named a portfolio manager of Nuveen Short Term Municipal Bond Fund. Christopher L. Drahn will continue to serve as portfolio manager for the Fund.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NATP-1220P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED DECEMBER 10, 2020

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 3, 2020

Paul L. Brennan has been named a portfolio manager of Nuveen Short Term Municipal Bond Fund. Christopher L. Drahn will continue to serve as portfolio manager for the Fund.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Manager – Other Accounts Managed”:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Paul Brennan*	Registered Investment Companies	11	$25,592	0	$0
	Other Pooled Investment Vehicles	1	$39	0	$0
	Other Accounts	2	$53	0	$0

*	Began serving as a portfolio manager on December 10, 2020. Information provided is as of October 31, 2020.

The following is added to the table in the section of the Statement of Additional Information entitled “Service Providers – Portfolio Manager – Beneficial Ownership of Securities”:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned in Fund Managed	Dollar Range of Equity Securities Beneficially Owned in the Remainder of Nuveen Funds Managed by Nuveen Asset Management’s Municipal Investment Team

Paul Brennan*	A	G

*	Began serving as a portfolio manager on December 10, 2020. Information provided is as of October 31, 2020.

PLEASE KEEP THIS WITH YOUR STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-STMBSAI-1220P